INTEREST EXPENSE	12 Months Ended
Dec. 31, 2016
INTEREST EXPENSE
INTEREST EXPENSE

11) INTEREST EXPENSE

($ thousands)	2016	2015	2014
Realized:
Interest on bank debt and senior notes	$45,443	$66,456	$62,240
Unrealized:
Cross currency interest rate swap (gain)/loss	—	—	580
Interest expense	$45,443	$66,456	$62,820